STOCKHOLDERS' EQUITY - Convertible preferred shares, dividends, conversion, liquidation, voting, tranche rights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	12,658,321	13,191,776
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Accretion convertible preferred stock to redemption	$ 0
Preferred stock dividend rate	8.00%
Convertible stock price trigger	$ 49.0258
Debt Instrument Convertible Stock Gross Proceeds Trigger	$ 50,000,000
Deemed liquidation event days notice	90 days
Change in fair value of derivative		$ (11,923,000)
Series C Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	2,182,524
Convertible Preferred Stock, Shares Issued upon Conversion	2,182,515
Cash proceeds from issuance of converted shares	$ 105,372,727
Series B-1 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	2,137,131
Convertible Preferred Stock, Shares Issued upon Conversion	1,056,057	544,773
Cash proceeds from issuance of converted shares	$ 15,294,997	$ 7,605,005
Issuance of stock upon conversion of notes payable		7,900,000
Series B preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	2,163,433
Series A-1 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	1,025,646
Series A-2 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	750,510
Series Seed 2 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	626,994
B-1 preferred stock
Temporary Equity [Line Items]
Issuance of stock upon conversion of notes payable		7,902,908
Issuance of stock for cash	$ 15,319,955	$ 7,779,985
Number of shares issued	1,056,057	536,301
Series Seed 1 preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	1,652,083
Series FR preferred stock
Temporary Equity [Line Items]
Convertible preferred stock authorized and issued for conversion	2,120,000
Tranche 2
Temporary Equity [Line Items]
Contingent proceeds from sale of Tranche Rights	$ 45.0
Contingent holding percentage of shares of the Company from sale of Tranche Rights	35.27
Fair value of Tranche Rights liability	$ 834,613
Tranche 3
Temporary Equity [Line Items]
Contingent proceeds from sale of Tranche Rights	$ 40,000,000.0
Contingent holding percentage of shares of the Company from sale of Tranche Rights	37.82
Fair value of Tranche Rights asset	$ 12,300,000
Tranche 2 and Tranche 3
Temporary Equity [Line Items]
Change in fair value of derivative	$ 11,900,000